Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GROWTH FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001353176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2016
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
American Century Growth Funds
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001353176_SupplementTextBlock

American Century Growth Funds, Inc. Summary Prospectus and Prospectus Supplement Focused Dynamic Growth Fund
Supplement dated April 10, 2017 ■ Summary Prospectus and Prospectus dated December 1, 2016

All references to Institutional Class are changed to I Class. Effective with this change, I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.